Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Rent expense under operating leases	$ 5,746,967	$ 6,331,194	$ 6,016,402
Short-term lease cost	1,233,347	2,302,019	2,306,983
Cash paid for amounts included in the measurement of operating lease liabilities	5,698,668	6,287,094	5,794,716
Non-cash transaction amount of lease liabilities arising from acquisition of right-of-use assets	$ 2,783,430	$ 2,064,279	$ 1,967,269